Subsequent Events (Details) shares in Thousands		1 Months Ended
	Oct. 22, 2020 USD ($) vessel	Oct. 31, 2020 USD ($)	Nov. 24, 2020 USD ($)	Nov. 13, 2020 USD ($) vessel	Oct. 01, 2020 vessel	Oct. 01, 2020 USD ($)	Oct. 01, 2020 shares	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Long-term Debt								$ 2,054,872,000	$ 2,827,152,000
Revolving Credit Facilities
Subsequent Event [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel								33
Credit facility, maximum borrowing capacity								$ 928,200,000
Subsequent Event | Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						$ 957,600,000
Subsequent Event | Revolving Credit Facilities | Parent [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						$ 150,000,000
Secured Debt [Member] | Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity								150,000,000
Senior Notes (8.5%) due January 15, 2020 | Subsequent Event | Parent Company [Member] | Senior Notes due 2022 [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount			$ 6,600,000
Debt Instrument, Repurchase Amount			6,200,000
Convertible Debt [Member] | Parent Company [Member] | Convertible Senior Notes due 2023 [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount								10,800,000
Debt Instrument, Repurchase Amount								$ 8,800,000
Convertible Debt [Member] | Subsequent Event | Parent Company [Member] | Convertible Senior Notes due 2023 [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount			2,000,000.0
Debt Instrument, Repurchase Amount			$ 1,700,000
Teekay LNG | Subsequent Event | Revolving Credit Facilities | Thousands of Shares of Common Stock Outstanding
Subsequent Event [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units					10,750,000		10,750
Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Payments to Acquire Equipment on Lease	$ 29,600,000	$ 29,600,000
Lessee, Sales-type lease, Purchase option price				$ 56,700,000
Teekay Tankers | Subsequent Event | Aframax Tanker [Member]
Subsequent Event [Line Items]
Number of vessels under sales-type lease repurchased | vessel	2
Teekay Tankers | Subsequent Event | Suezmax Tankers [Member]
Subsequent Event [Line Items]
Number of purchase options exercised for sales-type leases | vessel				2